Convertible Notes (Details) - Schedule of amortization of issuance cost, debt discount and interest cost - shares	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Convertible Notes (Details) - Schedule of amortization of issuance cost, debt discount and interest cost [Line Items]
Convertible Notes		482,732
Issuance costs and debt discount [Member]
Convertible Notes (Details) - Schedule of amortization of issuance cost, debt discount and interest cost [Line Items]
Convertible Notes		184,587
Convertible note interest [Member]
Convertible Notes (Details) - Schedule of amortization of issuance cost, debt discount and interest cost [Line Items]
Convertible Notes		298,145